Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw material, consumables	$ 438	$ 434
Work in progress	199	197
Finished products	1,631	1,691
Total inventories	$ 2,268	$ 2,322